Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price California Tax-Free Income Trust
Prospectus Date	rr_ProspectusDate	Jul. 01, 2014
California Tax-Free Money Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY California Tax-Free Money Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will invest at least 65% of its total assets in California municipal securities, and at least 80% of the fund’s income is expected to be exempt from federal and California state income taxes. The fund is a money fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940. The fund is managed to provide a stable share price of $1.00 by investing in high-quality U.S. dollar-denominated municipal money market securities. The fund’s weighted average maturity will not exceed 60 days, the fund’s weighted average life will not exceed 120 days, and the fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7). When calculating its weighted average maturity, the fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. The fund may not take into account these resets when calculating its weighted average life.

The fund buys securities within the two highest short-term rating categories assigned by established credit rating agencies or, if unrated, deemed to be of comparable quality by T. Rowe Price. All securities purchased by the fund present minimal credit risk in the opinion of T. Rowe Price. In selecting securities for the fund, the portfolio manager may examine relationships among yields of various types and maturities of money market securities in the context of interest rate outlooks. The fund’s yield will fluctuate with changes in short-term interest rates.

Up to 20% of the fund’s income could be derived from securities that are subject to the alternative minimum tax.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, electric utility, or private activity bonds.

The fund may also invest in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal and California state income taxes. These securities are generally purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable California municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not California income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

		The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there can be no guarantee the fund will achieve its objective. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money funds have experienced significant pressures from shareholder redemptions, issuer credit downgrades, illiquid markets, and historically low yields on the securities they can hold. There have been a very small number of money funds in other fund complexes that have “broken the buck,” which means that those funds’ investors did not receive $1.00 per share for their investment in those funds. You should be aware that the fund’s investment adviser is under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. The potential for realizing a loss of principal in the fund could derive from:

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Rule 2a-7 under the Investment Company Act of 1940 requires that money funds invest in securities rated in the two highest short-term credit rating categories. However, the credit quality of the securities held by the fund may change rapidly in certain market environments.

Interest rate risk This is the risk that a decline in interest rates will lower a fund’s yield, or that a rise in the overall level of interest rates will cause a decline in the prices of fixed income securities held by a fund. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates. During periods of extremely low or negative short-term interest rates, the fund may not be able to maintain a positive yield or yields on par with historical levels. In addition, the adoption of more stringent regulations governing the management of money funds could have a negative effect on the fund’s yield. Finally, the fund’s investment adviser may discontinue its voluntary waiver of the fund’s management fee at any time, which could also negatively affect the fund’s yield.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipality. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, electric utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in California will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by California and its municipalities, it is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall California municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of California municipal securities issuers could affect the market values and marketability of all California municipal securities.

As of May 1, 2014, the state of California’s general obligation debt was rated A1 by Moody’s Investors Service, Inc., A- by Standard & Poor’s Rating Services, and A- by Fitch Ratings. Moody’s and Fitch have assigned stable outlooks for their ratings, while S&P has assigned a positive outlook for its rating.

		Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, which could cause the fund to liquidate its assets at inopportune times or at a depressed value and affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations and the fund’s organizational documents. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next. The fund’s past performance is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	California Tax-Free Money Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/07	0.79%
Worst Quarter	12/31/13	0.00%
		The fund’s return for the three months ended 3/31/14 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2013
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
California Tax-Free Money Fund | California Tax-Free Money Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.55%	[2],[3]
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	361
10 years	rr_ExpenseExampleYear10	$ 822
2004	rr_AnnualReturn2004	0.67%
2005	rr_AnnualReturn2005	1.88%
2006	rr_AnnualReturn2006	2.87%
2007	rr_AnnualReturn2007	3.07%
2008	rr_AnnualReturn2008	1.66%
2009	rr_AnnualReturn2009	0.14%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
2013	rr_AnnualReturn2013	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	1.03%
California Tax-Free Money Fund | Lipper California Tax-Exempt Money Market Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.05%
10 Years	rr_AverageAnnualReturnYear10	1.01%

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	T. Rowe Price Associates, Inc. has agreed (through June 30, 2015) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average daily net assets to exceed 0.55%. Termination of the agreement would require approval by the fund's Board of Trustees. Subject to shareholder approval, fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 0.55%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.55% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).
[3]	The figure shown in the fee table does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure includes the effect of voluntary management fee waivers.